Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2023
Reportable Segments [Abstract]
Schedule of Reportable Segments Using Discrete Asset Information	The CODM assesses the performance of each segment and allocates resources to those segments based on net revenues and operating results and does not evaluate the Company’s reportable segments using discrete asset information.
	Year Ended December 31, 2023
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$13,624	$7,988	$21,612

Operating income	$4,623	$126	$4,749
	Year Ended December 31, 2022
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$ 13,888	$7,663	$21,551

Operating income	$5,105	$419	$5,524

	Year Ended December 31, 2021
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$14,355	$11,976	$26,331

Operating income	$4,818	$2,010	$6,828